UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.)             [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lincluden Management Limited
Address: 1275 North Service Road W., Suite 607
         Oakville, Ontario L6M3G4

Form 13F File Number: 028-11897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alanna Sinclair-Whitty
Title:  Assistant Vice President and Secretary
Phone:  (905) 825-2457

Signature, Place, and Date of Signing:


/s/ Alanna Sinclair-Whitty     Oakville, Ontario, Canada        October 25, 2010
--------------------------     -------------------------        ----------------
[Signature]                    [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 67

Form 13F Information Table Value Total: $953,811
                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number        Name
---       --------------------        ----
1         028-11931                   Old Mutual (US) Holdings Inc.

                                                                                                                    VOTING AUTHORITY
NAME OF                     TITLE OF                   VALUE      SHARES OR  SH/  PUT/  INVESTMENT  OTHER           ----------------
ISSUER                      CLASS          CUSIP       $000'S     PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
-------                     --------       -----       ------     ---------  ---  ----  ----------  --------   ----   ------   ----
ABB LTD.                    SPON ADR       000375204   $  8,415    398,460   Shs         DEFINED        1     398,460
ACCENTURE PLC               CL A           G1151C101   $  7,760    182,635   Shs         DEFINED        1     182,635
APPLIED MATLS INC.          COM            038222105   $  8,127    676,090   Shs         DEFINED        1     676,090
BANK OF AMERICA
 CORPORATION                COM            060505104   $  9,174    700,195   Shs         DEFINED        1     700,195
BANK MONTREAL QUE           COM            063671101   $ 26,740    463,565   Shs         DEFINED        1     463,565
BANK NOVA SCOTIA HALIFAX    COM            064149107   $ 28,292    531,195   Shs         DEFINED        1     531,195
BARCLAYS PLC                ADR            06738E204   $  9,742    516,800   Shs         DEFINED        1     516,800
BARRICK GOLD INC.           COM            067901108   $ 40,519    878,685   Shs         DEFINED        1     878,685
BCE INC                     COM            05534B109   $ 27,882    858,720   Shs         DEFINED        1     858,720
BRINKS CO                   COM            109696104   $  4,026    175,050   Shs         DEFINED        1     175,050
BROOKFIELD PPTYS CORP.      COM            112900105   $ 24,425  1,567,295   Shs         DEFINED        1   1,567,295
CAE INC.                    COM            124765108   $ 19,437  1,887,156   Shs         DEFINED        1   1,887,156
CAMECO CORP.                COM            13321L108   $ 17,983    648,350   Shs         DEFINED        1     648,350
CANADIAN NATURAL
 RESOURCES LTD.             COM            136385101   $ 27,107    785,355   Shs         DEFINED        1     785,355
CHEVRON                     COM            166764100   $  9,256    114,195   Shs         DEFINED        1     114,195
CHINA MOBILE LIMITED        SPON ADR       16941M109   $  8,123    158,875   Shs         DEFINED        1     158,875
CISCO SYSTEMS INC.          COM            17275R102   $  9,325    425,800   Shs         DEFINED        1     425,800
COCA-COLA COMPANY           COM            191216100   $  9,429    161,130   Shs         DEFINED        1     161,130
COMCAST CORP.               CL A           20030N101   $  9,337    516,429   Shs         DEFINED        1     516,429
DANAHER CORP DEL            COM            235851102   $  9,575    235,785   Shs         DEFINED        1     235,785
DEVON ENERGY CORP.          COM            25179M103   $  7,541    116,475   Shs         DEFINED        1     116,475
DIAGEO PLC                  SPON ADR       25243Q205   $  5,491     79,570   Shs         DEFINED        1      79,570
EBAY INC.                   COM            278642103   $  8,508    348,675   Shs         DEFINED        1     348,675
ENCANA CORP                 COM            292505104   $ 22,489    745,876   Shs         DEFINED        1     745,876
EXXON MOBIL CORP.           COM            30231G102   $ 10,682    172,878   Shs         DEFINED        1     172,878
FRANCE TELECOM SA           SPON ADR       35177Q105   $  5,182    240,685   Shs         DEFINED        1     240,685
GLAXOSMITHKLINE PLC         SPON ADR       37733W105   $  8,981    227,250   Shs         DEFINED        1     227,250
HONEYWELL INTL INC          COM            438516106   $  9,943    226,285   Shs         DEFINED        1     226,285
HSBC HLDGS PLC              SPON ADR NEW   404280406   $  7,899    156,137   Shs         DEFINED        1     156,137
ING GROEP N V               SPON ADR       456837103   $  8,875    862,518   Shs         DEFINED        1     862,518
JOHNSON & JOHNSON           COM            478160104   $  6,704    108,201   Shs         DEFINED        1     108,201
KONINKLIJKE PHILIPS
 ELECTRS                    NY REG SH NEW  500472303   $  7,731    246,825   Shs         DEFINED        1     246,825
LOWES COMPANIES INC.        COM            548661107   $  6,521    292,562   Shs         DEFINED        1     292,562
MANULIFE FINL CORP          COM            56501R106   $ 31,805  2,526,555   Shs         DEFINED        1   2,526,555
METLIFE INC.                COM            59156R108   $  9,138    237,655   Shs         DEFINED        1     237,655
MICROSOFT CORP.             COM            594918104   $ 10,356    422,863   Shs         DEFINED        1     422,863
MONSANTO CO NEW             COM            61166W101   $  5,067    105,720   Shs         DEFINED        1     105,720
NOKIA CORP                  SPON ADR       654902204   $  8,550    852,495   Shs         DEFINED        1     852,495
NTT DOCOMO INC.             SPON ADR       62942M201   $  5,394    322,618   Shs         DEFINED        1     322,618
ORACLE CORP                 COM            68389X105   $ 13,012    484,632   Shs         DEFINED        1     484,632
PANASONIC CORP.             ADR            69832A205   $ 11,209    825,405   Shs         DEFINED        1     825,405
PENN WEST ENERGY TR         TR UNIT        707885109   $ 14,585    729,340   Shs         DEFINED        1     729,340
PETROLEO BRASILEIRO
 SA PETRO                   SPON ADR       71654V408   $  8,135    224,290   Shs         DEFINED        1     224,290
PFIZER INC                  COM            717081103   $ 12,320    717,545   Shs         DEFINED        1     717,545
PITNEY BOWES INC.           COM            724479100   $  6,264    292,965   Shs         DEFINED        1     292,965
QUEST DIAGNOSTICS INC.      COM            74834L100   $  7,133    141,325   Shs         DEFINED        1     141,325
RESEARCH IN MOTION LTD.     COM            760975102   $ 25,667    528,255   Shs         DEFINED        1     528,255
ROGERS COMMUNICATIONS INC   CL B           775109200   $ 24,519    656,540   Shs         DEFINED        1     656,540
ROYAL BANK OF CANADA        COM            780087102   $ 46,365    892,128   Shs         DEFINED        1     892,128
SANOFI AVENTIS              SPON ADR       80105N105   $  7,219    217,115   Shs         DEFINED        1     217,115
SHAW COMMUNICATIONS         CL B CONV      82028K200   $ 25,708  1,169,865   Shs         DEFINED        1   1,169,865
SIEMENS AG                  SPON ADR       826197501   $  7,622     72,315   Shs         DEFINED        1      72,315
SOUTHERN CO                 COM            842587107   $  8,675    232,945   Shs         DEFINED        1     232,945
SUN LIFE FINL INC.          COM            866796105   $ 24,523    939,335   Shs         DEFINED        1     939,335
SUNCOR ENERGY INC           COM            867229106   $ 43,189  1,389,067   Shs         DEFINED        1   1,389,067
TALISMAN ENERGY INC         COM            87425E103   $ 24,336  1,394,125   Shs         DEFINED        1   1,394,125
TELUS CORP.                 NON-VTG        87971M202   $    151      3,580   Shs         DEFINED        1       3,580
TEXAS INSTRUMENTS INC.      COM            882508104   $  7,325    269,880   Shs         DEFINED        1     269,880
THOMSON REUTERS CORP        COM            884903105   $ 20,953    558,575   Shs         DEFINED        1     558,575
TORONTO DOMINION BK ONT     COM NEW        891160509   $ 38,460    532,675   Shs         DEFINED        1     532,675
TOTAL S A                   SPON ADR       89151E109   $  8,265    160,184   Shs         DEFINED        1     160,184
VERIZON COMMUNICATIONS      COM            92343V104   $ 11,136    341,715   Shs         DEFINED        1     341,715
VODAFONE GROUP PLC          SPON ADR       92857W209   $  9,033    364,095   Shs         DEFINED        1     364,095
WALGREEN CO.                COM            931422109   $ 10,699    319,385   Shs         DEFINED        1     319,385
WELLS FARGO & CO NEW        COM            949746101   $  4,687    186,617   Shs         DEFINED        1     186,617
YAMANA GOLD INC.            COM            98462Y100   $ 22,879  2,011,135   Shs         DEFINED        1   2,011,135
ZIMMER HOLDINGS INC.        COM            98956P102   $  8,210    156,885   Shs         DEFINED        1     156,885